13. Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Note 13. Income Taxes

The Company prepares its income tax return on a consolidated basis. Income taxes are allocated to members of the consolidated group based on taxable income.

The components of the Provision for income taxes for the years ended December 31 were as follows:

	2019	2018

Currently paid or payable	$1,693,624	$1,749,624
Deferred expense (benefit)	96,236	(11,359)
Total income tax expense(1)	$1,789,860	$1,738,265

(1)	Due to an increase of loan activity in 2019 in the state of New Hampshire, the Company is now subject to sales tax nexus on the income generated from this loan activity. An estimated tax payment of $10,000 was made to the state of New Hampshire during the fourth quarter of 2019 in anticipation of tax due for the 2019 tax year.

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21% primarily due to the following for the years ended December 31:

	2019	2018

Computed expense at statutory rates	$2,236,904	$2,128,517
Tax exempt interest and BOLI	(306,073)	(291,550)
Disallowed interest	15,798	11,631
Partnership rehabilitation and tax credits	(415,099)	(437,229)
Low income housing investment amortization expense	246,564	323,948
Other	11,766	2,948
	$1,789,860	$1,738,265

The deferred income tax expense (benefit) consisted of the following items for the years ended December 31:

	2019	2018

Depreciation	$126,734	$25,782
MSRs	(13,728)	(16,451)
Deferred compensation	3,701	3,681
Bad debts	(68,029)	(34,533)
Limited partnership amortization	60,588	(20,129)
Investment in CFS Partners	(3,323)	(1,014)
Loan fair value	(6,171)	(2,228)
OREO write down	0	13,860
Prepaid expenses	(10,741)	(846)
Other	7,205	20,519
Change in deferred tax expense (benefit)	$96,236	$(11,359)

Listed below are the significant components of the net deferred tax asset at December 31:

	2019	2018

Components of the deferred tax asset:
Bad debts	$1,244,563	$1,176,534
Deferred compensation	12,898	16,599
Contingent liability - MPF program	17,838	17,838
Finance lease	11,930	23,287
Unrealized loss on debt securities AFS	0	172,143
Other	16,346	11,968
Total deferred tax asset	1,303,575	1,418,369

Components of the deferred tax liability:
Depreciation	384,197	257,463
Limited partnerships	76,995	16,407
MSRs	197,311	211,039
Unrealized gain on debt securities AFS	69,242	0
Investment in CFS Partners	71,054	74,377
Operating lease	226	0
Prepaid expenses	68,738	79,479
Fair value adjustment on acquired loans	0	6,171
Total deferred tax liability	867,763	644,936
Net deferred tax asset	$435,812	$773,433

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2016 through 2018. The 2019 tax return has not yet been filed.